Other Operating Income	12 Months Ended
Dec. 31, 2011
Other Operating Income

Note 18 – Other Operating Income

The components of other operating income were as follows:

(In Millions)	2011	2010	2009
Loan Service Fees	$68.9	$60.3	$52.1
Banking Service Fees	54.9	57.3	53.1
Other Income	34.3	28.7	31.6

Total Other Operating Income	$158.1	$146.3	$136.8